Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Interest on notes receivable from participants	$ 49,108
Participant contributions	1,453,477
Rollover contributions	17,462
Plan’s interest in the Diageo North America, Inc. Master Trust investment gain	2,194,008
Total additions	3,714,055
Deductions from net assets attributed to:
Benefits paid to participants	1,210,662
Administrative fees	35,977
Total deductions	1,246,639
Net increase	2,467,416
Net assets available for benefits:
Beginning of year	13,817,069
End of year	$ 16,284,485